Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 122,138,979	$ 28,762,636
Increase in trade accounts receivable	2,796,675	1,496,824
Decrease in deferred revenue	(1,335,331)	1,564,978
Deferred assets	$ 64,224		$ 191,234
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 84,365,727	27,635,487
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	29,592,279	693,471
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 8,180,973	$ 433,678